Inventories - Summary of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Work in progress	$ 1,088	$ 1,005
Raw materials and supplies	665	625
Inventory reserves	(129)	(143)
Total	$ 1,624	$ 1,487